Capital Management	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Capital Management
26. Capital Management
The Company’s objective when managing capital is to provide sufficient capacity to cover normal operating and capital expenditures, acquisition growth, payment of dividends, and opportunistic share repurchases under its NCIB program, while maintaining an adequate return for shareholders. The Company defines its capital as cash, the aggregate of long-term debt (including the current portion) and shareholders’ equity.

	December 31	December 31
	2019	2018
	$	$

Current portion of long-term debt	46.9	48.5
Non-current portion of long-term debt	814.0	885.2

Long-term debt	860.9	933.7
Bank indebtedness	19.5	-
Less: cash and deposits	(223.5)	(185.2)

Net debt	656.9	748.5
Shareholders’ equity	1,875.5	1,906.9

Total capital managed	2,532.4	2,655.4
The Company manages its capital structure to maintain the flexibility to adjust to changes in economic conditions and acquisition growth and to respond to interest rate, foreign exchange, credit, and other risks. To maintain or adjust its capital structure, the Company may purchase shares for cancellation pursuant to NCIB, issue new shares, or raise or retire debt.

The Company is subject to restrictive covenants related to its Credit Facilities (measured quarterly). These covenants include but are not limited to a leverage ratio and an interest coverage ratio
(non-IFRS
measures). The leverage ratio is calculated as the aggregate amount of indebtedness, less unencumbered cash of up to $150.0 Canadian dollars, to EBITDA
(pre-IFRS
16 basis as more fully defined in the Credit Facility agreement). The interest coverage ratio is calculated as EBITDA to interest expense
(pre-IFRS
16 basis). Failure to meet the terms of one or more of these covenants may constitute a default, potentially resulting in accelerating the repayment of the debt obligation. These covenants are based on the credit facility agreement (note 17).
The Company was in compliance with the covenants under these agreements as at and throughout the year ended December 31, 2019.